Income taxes - Summary of unrecognized tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2029-2042 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 448,935
2026-2041 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		$ 490,774
Capital losses with no expiry | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	229,146	240,081
2023-2027 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	177,188
2022-2026 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		125,401
2023-2029 | Romania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 1,837
2022-2028 | Romania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		$ 1,817